Loans (Details 3) $ in Thousands	Dec. 31, 2023 USD ($)
Amortized Cost	$ 1,168
Commercial
Amortized Cost	$ 669
Loan Class	0.16%
Single-Family Residential [Member]
Amortized Cost	$ 149
Loan Class	0.04%
Commercial not secured by real estate
Amortized Cost	$ 350
Loan Class	0.49%